S000072813 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iMGP DBi Managed Futures Strategy ETF | iMGP DBi Managed Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	13.85%	7.18%	(8.72%)	23.07%	9.80%	1.84%